SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
Schedule of subscribed and paid-in capital
The subscribed and paid-in capital is the following:

Share capital	December 31, 2025	December 31, 2024
Authorized shares	1,400,000,000	1,400,000,000
Subscribed and paid-in shares:
Common shares with a nominal value of COP 500 pesos	509,704,584	509,704,584
Preferred shares with dividend without voting rights with nominal value of COP 500 pesos	452,122,416	452,122,416
Total subscribed and paid-in shares	961,827,000	961,827,000
Subscribed and paid capital (nominal value, in millions of COP)	480,914	480,914

Schedule of dividends declared

Dividends declared with respect to net income earned in:	Cash dividends per share (Stated in COP)
2025	–
2024(1)	4,524
2023	3,536
2022	3,536
2021	3,120
(1) During 2025, it includes an ordinary dividend of COP 3,900 and an extraordinary dividend of COP 624; see the Consolidated Statement of Changes in Equity.

Schedule of repurchased shares

Concept	December 31, 2025	December 31, 2024
Subscribed and paid common shares	509,704,584	509,704,584
Repurchased common shares(1)	(601,452)	–
Total common shares outstanding	509,103,132	509,704,584
Subscribed and paid preferred shares	452,122,416	452,122,416
Repurchased preferred shares(2)	(8,010,884)	–
Total preferred shares outstanding	444,111,532	452,122,416
Total shares outstanding	953,214,664	961,827,000
(1) The total cost of the repurchased Common Shares is COP 34,706.
(2) The total cost of the repurchased Preferred Shares is COP 396,712.